DISCONTINUED OPERATIONS (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
DISCONTINUED OPERATIONS AND LOSS ON INVESTMENT IN AND RECEIVABLE FROM CAN B CORP.
Can B Corp. common stock		$ 487,500
Receivable from Can B for "Additional Purchase Shares" due June 30, 2020		512,500
Forgiveness of note payable to NY Farms Group Inc.		200,000
Total consideration		1,200,000
Company investment in 51% of Green Grow at December 31, 2019:
Initial investment on May 9, 2019		1,450,000
Loans receivable from Green Grow (forgiven)		797,213
51% of net loss of Green Grow for the year ended December 31, 2019		(248,374)
Total investment		1,998,839
Loss on sale of discontinued subsidiary	$ 0	$ (798,839)